Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Parenthetical) (Details) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2013 Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] Installment	Jul. 26, 2013 Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] Installment	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] June 2014 [Member]	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] July 2014 to September 2014 [Member]	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] October 2014 to January 2015 [Member]	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] February 2015 to April 2015 [Member]	Jun. 30, 2014 Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] April 22, 2015 [Member]
Debt Instrument [Line Items]
Due original amount	$ 200,000		$ 500,000
Percentage of interest on notes payables	10.00%	10.00%	10.00%
Number of installments	11		12
Monthly installments of principle amount				50,000	40,000	35,000	40,000	70,000
Monitoring and management fees	20,000
Commitment fee			39,000
Prepaid interest			1,096
Loan balance			$ 110,680